Significant Accounting Policies - Reconciliation of net income (loss) per common stock (Details) - Iris - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) income	$ (891,382)	$ (858,231)
Denominator:
Weighted average shares outstanding - basic	7,055,859	7,275,074
Weighted average shares outstanding - diluted	7,055,859	7,275,074
Basic net loss per member unit (in dollars per share)	$ (0.13)	$ (0.12)
Diluted net loss per member unit (in dollars per share)	$ (0.13)	$ (0.12)
Class A shares
Numerator:
Net (loss) income			$ (2,904,299)	$ (465,349)
Denominator:
Weighted average shares outstanding - basic			7,191,610	3,040,753
Weighted average shares outstanding - diluted			7,191,610	3,040,753
Basic net loss per member unit (in dollars per share)			$ (0.4)	$ (0.15)
Diluted net loss per member unit (in dollars per share)			$ (0.4)	$ (0.15)
Class B common stock
Numerator:
Net (loss) income				$ (760,869)
Denominator:
Weighted average shares outstanding - basic				4,971,781
Weighted average shares outstanding - diluted				4,971,781
Basic net loss per member unit (in dollars per share)				$ (0.15)
Diluted net loss per member unit (in dollars per share)				$ (0.15)